GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Total revenues	$ 6,128	$ 4,403	$ 18,118	$ 6,970	$ 13,854	$ 5,511	$ 5,966
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	3,458	2,497	11,054	4,298	7,636	2,303	2,519
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	2,419	1,466	5,896	2,201	5,044	3,057	3,381
Asia-Pacific [Member]
Revenue, Major Customer [Line Items]
Total revenues	150	94	544	123	387	115	60
Rest of the world [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 101	$ 346	$ 624	$ 348	$ 787	$ 36	$ 6